TRANSACTION AND BALANCES WITH RELATED PARTY	12 Months Ended
Dec. 31, 2012
TRANSACTION AND BALANCES WITH RELATED PARTY [Abstract]
TRANSACTION AND BALANCES WITH RELATED PARTY
NOTE 13:-	TRANSACTION AND BALANCES WITH RELATED PARTY

On October 12, 2012, the Company entered into a limited partnership where the general partner and certain limited partners are affiliated with Mr. Shlomo (Tom) Wyler, the Company's president and member of board of directors, who then considered the controlling shareholder of the Company, for further information regarding this investment see Note 1(b)3.